Contract assets and liabilities	12 Months Ended
Dec. 31, 2020
Contract assets and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets which contains earned unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets consisted of the following at December 31:

	2020	2019
	US$’000	US$’000

Unbilled revenue	202	441

The Group’s consolidated balance sheets present contract liabilities which contains deferred revenue (previously identified as billings in excess of costs and estimated earnings on uncompleted contracts).

Contract liabilities consisted of the following at December 31:

	2020	2019
	US$’000	US$’000

Deferred revenue	1,063	869

The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31,
	2020	2019
	US$’000	US$’000

Contract assets	202	441
Contract liabilities	(1,063)	(869)

Net contract liabilities	(861)	(428)

The difference between the opening and closing balances of the Group’s contract assets and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work. The amounts of revenue recognized in the period that were included in the opening contract liability balances were US$1,214,000 and US$1,225,000 for the years ended December 31, 2020 and 2019, respectively. The revenue consists primarily of work performed on previous billings to customers.

The net liabilities position for contracts in process consisted of the following at December 31:

	2020	2019
	US$’000	US$’000

Cost and estimated earnings on uncompleted contracts	1,904	5,150
Less: billings to date	(2,765)	(5,578)

	(861)	(428)

The net liabilities position for contracts in process is included within the contract asset and contract liability in the accompanying consolidated balance sheets as follows at December 31:

	2020	2019
	US$’000	US$’000

Unbilled revenue	202	441
Deferred revenue	(1,063)	(869)

	(861)	(428)

ZHEJIANG TIANLAN
Contract assets and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets which contains unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets consisted of the following at December 31:

	2020	2019
	RMB’000	RMB’000

Unbilled revenue	94,494	80,961

The Group’s consolidated balance sheets present contract liabilities which contain deferred revenue (previously identified as billings in excess of costs and estimated earnings on uncompleted contracts).

Contract liabilities consisted of the following at December 31:

	2020	2019
	RMB’000	RMB’000

Deferred revenue	47,135	55,898

The following table provides information about contract assets and contract liabilities from contracts with customers at December 31:

	2020	2019
	RMB’000	RMB’000

Contract assets	94,494	80,961
Contract liabilities	(47,135)	(55,898)

Net contract assets	47,359	25,063

The difference between the opening and closing balances of the Group’s contract assets and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work.

The net asset position for contracts in process consisted of the following at December 31:

	2020	2019
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	406,064	433,195
Less: billings to date	(358,705)	(408,132)

	47,359	25,063